RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 3) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
FINANCING ACTIVITIES
Proceeds from issuance of common stock		$ 415
Net increase in cash	$ (17)	415
Cash & cash equivalents, end of period	$ 398	415
NON-CASH TRANSACTION:
Common stock issued to founders for no consideration		60
Common stock issued to officer for no consideration		610
Previously Reported [Member]
FINANCING ACTIVITIES
Proceeds from issuance of common stock
Net cash provided by financing activities
Net increase in cash
Cash & cash equivalents, end of period
NON-CASH TRANSACTION:
Common stock issued to founders for no consideration		670
Common stock issued to officer for no consideration
Restatement Adjustment [Member]
FINANCING ACTIVITIES
Proceeds from issuance of common stock		415
Net cash provided by financing activities		415
Net increase in cash		415
Cash & cash equivalents, end of period		415
NON-CASH TRANSACTION:
Common stock issued to founders for no consideration		(610)
Common stock issued to officer for no consideration		610
Restatement [Member]
FINANCING ACTIVITIES
Proceeds from issuance of common stock		415
Net cash provided by financing activities		415
Net increase in cash		415
Cash & cash equivalents, end of period		415
NON-CASH TRANSACTION:
Common stock issued to founders for no consideration		60
Common stock issued to officer for no consideration		$ 610